Income Tax Expense	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense
Income Tax Expense
The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(4,283)	(4,082)	(5,945)	(8,712)
Deferred	756	2,659	(601)	6,213
Income tax expense	(3,527)	(1,423)	(6,546)	(2,499)

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2017 to June 30, 2017:

$
Balance of unrecognized tax benefits as at January 1, 2017	19,492
Increase for positions related to the current period	3,905
Decrease related to statute of limitations	(663)
Balance of unrecognized tax benefits as at June 30, 2017	22,734

The majority of the net increase for positions for the six months ended June 30, 2017 relates to potential tax on freight income.
The Company does not presently anticipate such unrecognized tax benefits will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.